NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Earnings Per Share (USD $)	12 Months Ended									102 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012
Net Loss (in Dollars)	$ (2,119,706)	$ (1,045,749)	$ (287,345)	$ (786,979)	$ (328,478)	$ (1,490,871)	$ (5,504,237)	$ (1,816,896)	$ (95,587)	$ (13,475,848)
Weighted-average common shares Outstanding (Basic)	99,799,411	91,479,959
Weighted-average common stock Equivalents	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share (in Dollars per share)	$ (0.02)	$ (0.01)